Derivative Liabilities (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Derivative Liabilities (Details) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	$ 278,910	$ 0	$ (227,726)	$ 0	$ 0	$ 0
Debt Instrument, Unamortized Discount	116,463		116,463		$ 0
Embedded Derivative Financial Instruments [Member]
Derivative Liabilities (Details) [Line Items]
Interest Expense, Other Long-term Debt			227,726
Derivative, Gain (Loss) on Derivative, Net			485,000
Interest Payable, Current	4,670		4,670
Debt Instrument, Unamortized Discount	743,467		743,467
Interest Expense, Debt	$ 346,040		$ 213,169